The Victory Variable Insurance Funds

3435 Stelzer Road

Columbus, Ohio 43219

April 18, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          The Victory Variable Insurance Funds

File Nos. 333-62051; 811-8979;

Ladies and Gentlemen:

On behalf of The Victory Variable Insurance Funds (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the form of prospectus and statement of additional information for the Diversified Stock Fund, a series of Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A (“the Amendment”), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 15, 2008, accession number 0001104659-08-024447.

If you have any questions or comments regarding this filing, please call S. Elliott Cohan of Kramer Levin Naftalis & Frankel LLP at 212-715-9512.

Very truly yours,

The Victory Variable Insurance Funds

By:	/s/ David C. Brown
David C. Brown
President